Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets [Abstract]
Customer accounts receivable, allowance for doubtful accounts	$ 0	$ 2,674
Cleco Power [Member]
Assets [Abstract]
Customer accounts receivable, allowance for doubtful accounts	$ 7,199	$ 922
Predecessor [Member]
Liabilities and Shareholders’ Equity [Abstract]
Common stock, par value (in dollars per share)		$ 1
Common stock, authorized (in shares)		100,000,000
Common stock, issued (in shares)		61,058,918
Common stock, outstanding (in shares)		60,482,468
Treasury stock (in shares)		576,450
Premium on common stock		$ 418,500
Common Stock, Value, Issued		61,100
Treasury Stock, Value		$ 23,200